Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 131,898	$ 83,404
Trade and other receivables (note 6)	76,555	47,707
Inventories (note 7)	35,274	14,969
Assets held for sale	659	1,069
Other current assets (note 8)	4,340	6,564
Total current assets	248,067	152,644
NON-CURRENT ASSETS:
Mineral properties and exploration and evaluation assets (note 9)	385,717	353,519
Property, plant and equipment (note 10)	405,410	375,656
Investment in associates (note 11)		1,331
Other assets (note 12)	15,210	40,744
Deposits and advances to contractors (note 13)	934	12,171
Total assets	1,055,338	936,065
CURRENT LIABILITIES:
Trade and other payables (note 14)	65,275	65,286
Income taxes payable	23,808	12,400
Less current portion	6,978	8,831
Current portion of closure and rehabilitation provisions (note 19)	380	3,257
Total current liabilities	96,441	89,774
NON-CURRENT LIABILITIES:
Debt (note 17)	158,616	146,535
Deferred tax liabilities	19,499	20,915
Closure and rehabilitation provisions (note 19)	39,970	27,868
Non-current portion	12,519	15,048
Other liabilities (note 18)	2,523	499
Total liabilities	329,568	300,639
EQUITY:
Share capital (note 21)	492,306	422,145
Reserves	24,724	26,094
Retained earnings	208,740	187,187
Total shareholders' equity	725,770	635,426
Total liabilities and shareholders' equity	$ 1,055,338	$ 936,065